SEGMENT INFORMATION - Restatement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 12, 2018
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	$ 299,652	$ 346,650	$ 433,102
Vessel operating expenses	(60,958)	(65,247)	(68,278)
Voyage and commission expenses	(7,648)	(11,222)	(9,694)
Administrative expenses	(13,412)	(14,809)	(15,210)
Amount invoiced under sales-type lease	0
Adjusted EBITDA	217,634	255,372	339,920
Assets	2,105,612	2,240,817	2,427,371
Capital expenditure	(13,480)	(42,201)	(22,441)
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	403,725	396,404
Vessel operating expenses	(84,000)	(75,081)
Voyage and commission expenses	(7,878)	(11,656)
Administrative expenses	(14,505)	(16,115)
Amount invoiced under sales-type lease	11,500
Adjusted EBITDA	308,842	293,552
Assets	2,105,612	2,240,817
Capital expenditure	(13,480)	(42,201)
Operating Segments | FSRUs
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	240,695	294,889	316,599
Vessel operating expenses	(40,978)	(42,736)	(47,960)
Voyage and commission expenses	(4,467)	(7,138)	(8,375)
Administrative expenses	(8,090)	(9,384)	(10,029)
Amount invoiced under sales-type lease	11,500
Adjusted EBITDA	198,660	235,631	250,235
Assets	1,079,369	1,115,663	1,149,595
Capital expenditure	(13,465)	(28,307)	(11,226)
Operating Segments | LNG Carrier
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	58,957	51,761	116,503
Vessel operating expenses	(19,980)	(22,511)	(20,318)
Voyage and commission expenses	(3,181)	(4,084)	(1,319)
Administrative expenses	(5,322)	(5,425)	(5,181)
Amount invoiced under sales-type lease	0
Adjusted EBITDA	30,474	19,741	89,685
Assets	510,558	534,805	545,225
Capital expenditure	(15)	(13,894)	(11,215)
Operating Segments | FLNG
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	104,073	49,754	0
Vessel operating expenses	(23,042)	(9,834)	0
Voyage and commission expenses	(230)	(434)	0
Administrative expenses	(1,093)	(1,306)	0
Amount invoiced under sales-type lease	0
Adjusted EBITDA	79,708	38,180	0
Assets	193,270	206,180	0
Capital expenditure	0	0	0
Unallocated
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	0	0	0
Vessel operating expenses	0	0	0
Voyage and commission expenses	0	0	0
Administrative expenses	0	0	0
Amount invoiced under sales-type lease	0
Adjusted EBITDA	0	0	0
Assets	322,415	384,169	732,551
Capital expenditure	0	0	$ 0
Consolidation Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	(104,073)	(49,754)
Vessel operating expenses	23,042	9,834
Voyage and commission expenses	230	434
Administrative expenses	1,093	1,306
Amount invoiced under sales-type lease	(11,500)
Adjusted EBITDA	(91,208)	(38,180)
Assets	0	0
Capital expenditure	$ 0	$ 0
Hilli LLC
Segment Reporting, Revenue Reconciling Item [Line Items]
Percentage of voting interests acquired	50.00%			50.00%